U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.     Name and address of issuer:
                     The Prudential Investment Portfolios,
     Inc.                100 Mulberry Street
                    Gateway Center Three
                    Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):
                                                       [X]

     3.   Investment Company Act File Number: 811-7343
          Securities Act File Number: 33-61997

     4(a).Last day of fiscal year for which this notice is filed: September 30, 1999.

      (b).[  ]  Check  box if this Form is being filed  late
          (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
                   reliance      on      rule       24(f):
$3,018,985,119

        (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
             (if applicable):                      $1,736,733,792
        iii) Aggregate price of securities redeemed or
             repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used
             to reduce registration fees payable to
             the Commission.                   $   -0-


        (iv)      Total available redemption credits
                    [add     items     5(ii)     and     5(iii)].
        $1,736,733,792

         (v)  Net sales - If item 5(i)is greater
             than Item 5 (iv) [subtract item 5(iv)
             from item 5(i).                  $1,282,251,327

        (vi)      Redemption credits available for use
                in future years.
                -if item 5(i)is less than item 5(iv)
                 [subtract item 5(i)from item (5(iv)]    $
        --

       (vii) Multiplier for determining registration
               fee.   (See  instruction   C.9):          X
        .000264

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
                    no         fee         is         due.
      =$338,514.35

      6.   Prepaid Shares

         If  the  response to item 5(i) was determined  by
         deducting  an  amount  of  securities  that  were
         registered  under  the  Securities  Act  of  1933
         pursuant  to  rule  24e-2  as  in  effect  before
         October  11,  1997,  then report  the  amount  of
         securities  (number  of shares  or  other  units)
         deducted  here:           . If there is a  number
         of  shares  or  other units that were  registered
         pursuant  to rule 24e-2 remaining unsold  at  the
         end  of  the fiscal year for which this  form  is
         filed that are available for use by the issuer in
         future fiscal years, then state that number here:
         .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): +$

      8. Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
                              line                     7]:
      =$338,514.35


      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 14, 1999

         Method of Delivery:
                     [x]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Marguerite E.H. Morrison
                              Marguerite E.H. Morrison
                              Secretary


     Date: December 14, 1999